Financial Risk Management - VaR by Risk Category (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2022	Mar. 31, 2021
VaR for Trading Activity [Member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	¥ 59.0	¥ 14.6
VaR for Trading Activity [Member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	59.9	15.1
VaR for Trading Activity [Member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	13.8	11.7
VaR for Trading Activity [Member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	25.0	13.2
VaR for Trading Activity [Member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	42.7	8.8
VaR for Trading Activity [Member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	42.7	9.9
VaR for Trading Activity [Member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	8.6	6.6
VaR for Trading Activity [Member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	17.2	8.4
VaR for Trading Activity [Member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.5	5.1
VaR for Trading Activity [Member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	9.4	8.8
VaR for Trading Activity [Member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.1	1.9
VaR for Trading Activity [Member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	6.8	4.7
VaR for Trading Activity [Member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	6.9	3.5
VaR for Trading Activity [Member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	8.6	3.9
VaR for Trading Activity [Member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	3.4	2.5
VaR for Trading Activity [Member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.9	3.2
VaR for Trading Activity [Member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	25.9	20.7
VaR for Trading Activity [Member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	31.1	24.4
VaR for Trading Activity [Member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	20.6	15.6
VaR for Trading Activity [Member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	25.5	19.5
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	49.1	5.5
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	49.4	6.1
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.1	3.7
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	15.3	5.1
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	41.9	8.1
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	41.9	8.8
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	7.9	6.1
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	15.9	7.3
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.2	0.1
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	3.0	1.7
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.2	0.0
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1.0	0.5
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	6.9	3.5
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	8.6	3.9
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	3.4	2.5
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.9	3.2
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	10.2	6.2
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	13.0	8.1
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	6.1	5.5
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	9.0	6.5
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	59.4	50.8
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	60.8	56.1
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	44.1	43.9
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	52.4	49.9
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.5	0.6
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.3	0.3
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	17.1	17.4
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	25.5	27.1
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	15.2	7.5
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	21.0	15.0
VaR for Non-trading Activity - Banking [Member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	62.6	55.0
VaR for Non-trading Activity - Banking [Member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	64.3	59.0
VaR for Non-trading Activity - Banking [Member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	52.0	46.2
VaR for Non-trading Activity - Banking [Member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	59.1	52.3
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	58.7	50.3
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	60.1	55.5
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	43.6	43.1
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	51.7	49.3
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.5	0.6
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.3	0.3
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	17.1	17.4
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	25.5	27.1
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	15.2	7.5
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	21.0	15.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	61.9	54.5
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	63.5	58.5
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	51.5	45.5
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	58.4	51.7
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,226.4	1,284.1
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,384.9	1,337.5
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,086.9	911.2
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,261.3	1,122.2
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,043.5	1,111.2
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,199.8	1,161.7
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	923.4	784.1
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	¥ 1,079.3	¥ 966.1